GREENBERG TRAURIG, LLP
                            2700 TWO COMMERCE SQUARE
                               2001 MARKET STREET
                             PHILADELPHIA, PA 19103
                              PHONE: (215) 988-7800


Steven M. Felsenstein, Esq.
Direct Dial:  (215) 988-7837
Direct Fax:  (215) 717-5248
E-mail:  felsenssteins@gtlaw.com


                                                     March 5, 2008

VIA EDGAR TRANSMISSION
----------------------

U. S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


      Re:  New Century Portfolios
           SEC File Nos. 33-24041/811-5646

Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information dated March 1, 2008 for New Century Portfolios that would have been filed under paragraph (c) of Rule 497, would not have differed from those contained in Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of New Century Portfolios which was filed electronically with the
U. S. Securities and Exchange Commission on February 29, 2008.

                                                     Very truly yours,

                                                     /s/ Steven M. Felsenstein
                                                     Steven M. Felsenstein

cc:  Nicole M. Tremblay, Esq.
     S. Deanna Larkin, Esq.